Long-term debt (Details) - Schedule of total leverage ratio - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Fixed Charge Coverage Ratio to exceed [Member]
Financing Receivable, Credit Ratio [Line Items]
Fixed Charge Coverage Ratio to exceed				1.20:1.00	1.10:1.00	1.10:1.00	1.15:1.00			1.25:1.00	1.20:1.00	1.15:1.00	1.15:1.00
Total Leverage Ratio not to exceed [Member]
Financing Receivable, Credit Ratio [Line Items]
Total Leverage Ratio not to exceed				4.50:1.00	5.25:1.00	5.25:1.00	5.40:1.00	3.50:1.00	3.00:1.00	3.25:1.00	3.50:1.00	3.50:1.00	3.75:1.00
Capital Expenditure Annual Limit [Member]
Financing Receivable, Credit Ratio [Line Items]
Capital Expenditure Annual Limit							$ 2,000				$ 1,900
Forecast [Member] | Fixed Charge Coverage Ratio to exceed [Member]
Financing Receivable, Credit Ratio [Line Items]
Fixed Charge Coverage Ratio to exceed			1.25:1.00
Forecast [Member] | Total Leverage Ratio not to exceed [Member]
Financing Receivable, Credit Ratio [Line Items]
Total Leverage Ratio not to exceed		3.00:1.00	3.50:1.00
Forecast [Member] | Capital Expenditure Annual Limit [Member]
Financing Receivable, Credit Ratio [Line Items]
Capital Expenditure Annual Limit	$ 2,200		$ 2,100